02.28 Strategic Advisers Income Opportunities Fund of Funds WI PRO-04 | Strategic Advisers® Income Opportunities Fund of Funds
Fund Summary Fund/Class: Strategic Advisers® Income Opportunities Fund of Funds/Strategic Advisers® Income Opportunities Fund of Funds
Investment Objective
The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Strategic Advisers® Income Opportunities Fund of Funds}	02.28 Strategic Advisers Income Opportunities Fund of Funds WI PRO-04 Strategic Advisers® Income Opportunities Fund of Funds USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Strategic Advisers® Income Opportunities Fund of Funds}	02.28 Strategic Advisers Income Opportunities Fund of Funds WI PRO-04 Strategic Advisers® Income Opportunities Fund of Funds Strategic Advisers Income Opportunities Fund of Funds-WI Class
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	0.30%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.93%
Acquired fund fees and expenses	0.66%
Total annual operating expenses	1.89%	[2]
Fee waiver and/or expense reimbursement	1.13%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.76%	[2]
[1]	Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.80% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. These arrangements will remain in effect through April 30, 2019. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Strategic Advisers® Income Opportunities Fund of Funds}	02.28 Strategic Advisers Income Opportunities Fund of Funds WI PRO-04 Strategic Advisers® Income Opportunities Fund of Funds Strategic Advisers Income Opportunities Fund of Funds-WI Class USD ($)
1 year	$ 78
3 years	465
5 years	897
10 years	$ 2,103

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated high yield funds (i.e., Fidelity® funds) and non-affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the ICE® BofAML® US High Yield Constrained Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.45%	September 30, 2016
Lowest Quarter Return	-4.71%	September 30, 2015
Year-to-Date Return	-0.83%	March 31, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

Average Annual Total Returns{- Strategic Advisers® Income Opportunities Fund of Funds} - 02.28 Strategic Advisers Income Opportunities Fund of Funds WI PRO-04 - Strategic Advisers® Income Opportunities Fund of Funds
	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Strategic Advisers Income Opportunities Fund of Funds-WI Class				Jun. 19, 2012
Strategic Advisers Income Opportunities Fund of Funds-WI Class | Return Before Taxes	8.06%	5.59%	6.60%
Strategic Advisers Income Opportunities Fund of Funds-WI Class | After Taxes on Distributions	5.53%	2.90%	3.92%	Jun. 19, 2012
Strategic Advisers Income Opportunities Fund of Funds-WI Class | After Taxes on Distributions and Sales	4.53%	3.03%	3.87%	Jun. 19, 2012
ICE® BofAML® US High Yield Constrained Index(reflects no deduction for fees, expenses, or taxes)	7.48%	5.81%	6.89%
[1]	From June 19, 2012